SIGNIFICANT ACCOUNTING POLICIES - (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer concentration risk | Total revenues | One customer
Concentration Risk [Line Items]
Percentage of total revenue	2.00%	12.00%	5.00%	15.00%	13.00%